Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events
Subsequent Events

NOTE 16 — Subsequent Events

On October 10, 2024, the Company’s customer, VisionTec, issued a change order to modify the original purchase order.

The Company issued working capital promissory notes to Seaport Group SIBS, LLC on October 15, October 22, and October 30, 2024, with an interest rate of 12.0% accruing from the effective date and a principal amount of $187,000, $67,650 and $302,500, respectively. The principal amount of this note is subject to a $17,000, $6,150 and $27,500 original issue discount, respectively. The outstanding principal amount and any accrued interest shall be due and payable on the earlier of: (i) The date on which the Company receives proceeds from customer purchases tied to new purchase orders or invoices (which is separate from the $3,410,023 purchase order loan); (ii) 6 months after the effective date.

On November 14, 2024, ScanTech, Pubco and Seaport entered into a a drawable, Senior Unsecured Promissory Note agreement in an amount of up to $1,000,000 with an annual interest rate of 9% compounding daily. The note is due 90 days from its issuance with a default interest rate of 18%. The note contained a $10.00 option for Seaport to acquire shares in Pubco equal to the dollar amount drawn under the agreement (in this case, 1,000,000 shares).

On December 4, 2024, ScanTech along with Mars (the Clients) entered into a Capital Markets Advisory Agreement with BENJAMIN SECURITIES, INC. (“Benjamin”). Under the agreement, Benjamin will provide Capital Markets Advisory services on an as needed basis as determined by the mutual agreement of both Parties, in exchange for a payment of $250,000 paid at the Closing. In addition to the service fee, the Clients shall also pay to Benjamin a premium payment of $150,000.00, which following receipt Benjamin may in its sole discretion apply to benefit the holders of the Purchased Shares. The Premium Payment due at execution of the agreement is $25,000.00 and $125,000 at the closing of the deSPAC merger.

On December 31, 2024, ScanTech approved the Seventh Amended and Restated Operating Agreement. The primary amendments to the operating agreement included facilitating the membership unit issuances to the creditor conversions as well as the issuance of the P Units to Polar.

On January 2, 2025, the ScanTech successfully consummated its merger with Mars Acquisition Corp.

On January 2, 2025, ScanTech, Mars and Pubco entered into a Supplemental Agreement with Bay Point wherein Bay Point extended the termination date of its conversion agreement to January 2, 2025 in exchange for an issuance of 100,000 shares issued to Bay Point.

On January 2, 2025, ScanTech, Mars and Pubco entered into a Supplemental Agreement with Catalytic wherein Catalytic extended the termination date of its conversion agreement to January 2, 2025 in exchange for 100,000 shares issued to Catalytic.

ScanTech, Mars and Pubco continue to negotiate waivers with several creditors that have expressed an interest in such waiver. The negotiated settlements are expected to largely mirror those completed as of this filing. There is no guarantee any further extension agreements will be reached.

NOTE 18 — Subsequent Events

Federal Payroll Tax Liability

From January 1, 2024 to the April 15, 2024, the Company filed the federal tax returns on Form 941, 943 and 944 to report income taxes withheld and payroll taxes withheld from employee wages and paid in full to IRS for the employee taxes withheld and the employer portion of the payroll taxes for the then current payroll periods.

Business Combination Agreement

On April 2, 2024, the Company entered into Amendment No. 2 to the Business Combination Agreement, which provides that the merger consideration will be a number of shares of Pubco Common Stock with an aggregate value equal to One Hundred Ten Million U.S. Dollars ($110,000,000) minus (or plus, if negative) the amount of the Closing Net Debt that exceeds Twenty Million U.S. Dollars ($20,000,000). In addition, every issued and outstanding Ordinary Share that is not redeemed shall be converted automatically to (i) one share of Pubco Common Stock and (ii) one additional (1) share of Pubco Common Stock, or a convertible security convertible or exercisable for one (1) share of Pubco Common Stock upon consummation of the Business Combination.

On April 2, 2024, Mars entered into a definitive subscription agreement (the “Subscription Agreement”) with Polar Multi-Strategy Master Fund (the “Investor”), Mars Capital Holdings Corporation (the “Sponsor”), and ScanTech for Investor to provide ScanTech up to $1,000,000 in funding for working capital expenses in connection with the Business Combination. Per the terms of the Subscription Agreement, Investor is entitled to receive repayment of any amounts funded under the Subscription Agreement in addition to one newly issued share of ScanTech AI Systems Inc. per dollar provided under the Subscription Agreement upon the closing of the business combination. ScanTech received $1M that was drawn from the Polar note via transfer from the SPAC sponsor with a contingent liability of 10,000 PubCo shares due to the sponsor, if the business combination closes. If the transaction does not close, ScanTech must issue 0.1% of the total outstanding units to the sponsor.

In order to facilitate the completion of the Business Combination, on April 17, 2024, ScanTech entered into Amendment No. 3 to the Business Combination Agreement to extend the outside date for a second time to September 30, 2024. No other changes to the Business Combination Agreement were made in Amendment No. 3.

Subsequent to December 31, 2023, in various dates in January 2024, ScanTech secured agreements from NACS, Azure, and the majority of its Series A seed financing holders to convert their outstanding indebtedness to equity upon the consummation of the business combination, but the specific terms of such conversion have not yet been agreed upon. The Company is continuing to secure conversion term sheets for the remaining holders including Catalytic, and Steele Interests which are the only Series A seed financing holders to not yet sign a conversion agreement.

Seaport Bridge Financing

On March 24, 2024, the Company signed a bridge financing note with Seaport Group SIBS, LLC, with a principal amount of $421,200. The terms of the bridge financing are separate from the existing Seaport financing already in place with the Company. The Bridge Financing has a maximum principal draw amount of up to $1,000,000, has a maturity date of June 30, 2024, an annual interest rate of 12%, and is pari-passu in seniority to the existing Seaport financing. In addition, at the consummation of the Business Combination, the note is to be repaid in full out of the proceeds of the transaction and Seaport Group SIBS, LLC is to be issued 1 share for every $1 lent to the Company under the terms of the bridge financing.

Bay Point Term Sheet

On April 24, 2024, the Company signed a term sheet agreement with Bay Point Capital Partners, LP, defining the terms of the conversion of Bay Point’s indebtedness with the Company into equity simultaneous with the consummation of the Business Combination. Per the term sheet, Bay Point is to convert its total indebtedness, including any accrued interest and fees, into equity equal to 120% its total indebtedness as of the date of the consummation of the Business Combination. Successful conversion also releases the Company from any and all claims Bay Point may have.